Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from banks	$ 10,992		$ 11,517			$ 10,599
Interest-bearing bank balances	9,332		6,779			5,512
Federal funds sold and securities purchased under agreements to resell	626		412			381
Investment securities - available for sale	228,443		203,445			201,032
Other investments, at cost	2,269		2,527			5,637
Loans held for sale	2,529		9,658			3,725
Loans	345,064		332,111	323,534		324,311
Less, allowance for loan losses	4,323	4,439	4,621	4,695	4,742	4,699	4,911	4,854
Net loans	340,741		327,490			319,612
Property, furniture and equipment-net	17,025		17,258			17,483
Bank owned life insurance	10,989		10,868			10,974
Other real estate owned	3,607		3,987			7,351	6,904
Intangible assets	32		160			365
Goodwill	571		571			571
Other assets	8,768		8,253			10,645
Total assets	635,924		602,925			593,887
Deposits:
Non-interest bearing demand	106,078		97,526			83,572
NOW and money market accounts	185,767		150,874			136,483
Savings	51,307		41,100			34,048
Time deposits less than $100,000	98,995		111,182			128,616
Time deposits $100,000 and over	66,445		74,295			81,866
Total deposits	508,592		474,977			464,585
Securities sold under agreements to repurchase	17,076		15,900			13,616
Federal Home Loan Bank Advances	34,330		36,344			43,862
Junior subordinated debt	15,464		15,464			17,913
Other liabilities	7,593		6,057			6,015
Total liabilities	583,055		548,742			545,991
SHAREHOLDERS' EQUITY
Preferred stock, par value $1.00 per share; 10,000,000 shares authorized; 0 and 11,350 issued and outstanding at December 31, 2012 and 2011						11,137
Common stock, par value $1.00 per share; 10,000,000 shares authorized; issued and outstanding 5,227,300 at December 31, 2012 and 3,307,531 at December 31, 2011	5,296		5,227			3,308
Common stock warrants issued	50		50			560
Nonvested restricted stock	(518)		(152)
Additional paid in capital	62,179		61,615			49,165
Accumulated deficit	(12,460)		(14,915)			(17,603)
Accumulated other comprehensive income	(1,678)	(880)	2,358	2,289	1,475	1,329
Total shareholders' equity	52,869		54,183	54,278		47,896	41,797	41,440
Total liabilities and shareholders' equity	$ 635,924		$ 602,925			$ 593,887